SHARE-BASED COMPENSATION (Schedule of Stock Options Outstanding and Exercisable) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	2,010,624
Options Outstanding, Weighted Average Exercise Price Per Share	$ 7.21
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 9 months 11 days
Options Exercisable, Shares	500,482
Options Exercisable, Weighted Average Exercise Price	$ 5.43
$ 2.01 - $ 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 2.01
Range of exercise price, upper limit	$ 4.00
Options Outstanding, Shares	59,058
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.56
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 2 months 27 days
Options Exercisable, Shares	59,058
Options Exercisable, Weighted Average Exercise Price	$ 3.56
$ 4.01 - $ 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 4.01
Range of exercise price, upper limit	$ 6.00
Options Outstanding, Shares	367,822
Options Outstanding, Weighted Average Exercise Price Per Share	$ 5.40
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 9 months 18 days
Options Exercisable, Shares	367,822
Options Exercisable, Weighted Average Exercise Price	$ 5.40
$ 6.01 - $ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 6.01
Range of exercise price, upper limit	$ 8.00
Options Outstanding, Shares	812,104
Options Outstanding, Weighted Average Exercise Price Per Share	$ 6.94
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 5 months 19 days
Options Exercisable, Shares	59,978
Options Exercisable, Weighted Average Exercise Price	$ 6.76
$ 8.01 - $ 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 8.01
Range of exercise price, upper limit	$ 10.00
Options Outstanding, Shares	742,136
Options Outstanding, Weighted Average Exercise Price Per Share	$ 8.54
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months 1 day
Options Exercisable, Shares	13,624
Options Exercisable, Weighted Average Exercise Price	$ 8.50
$ 10.01 - $12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 10.01
Range of exercise price, upper limit	$ 12.00
Options Outstanding, Shares	29,504
Options Outstanding, Weighted Average Exercise Price Per Share	$ 10.93
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months 26 days
Options Exercisable, Shares
Options Exercisable, Weighted Average Exercise Price